UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

Deutsche Strategic Income Trust

Ticker Symbol: KST

Contents

3	Performance Summary
4	Important Notice
5	Portfolio Management Team
5	Portfolio Summary
7	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Cash Flows

25	Statements of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
35	Liquidation and Dissolution of the Fund
36	Dividend Reinvestment and Cash Purchase Plan
39	Additional Information
41	Privacy Statement

The Fund’s investment objective is to provide high current income.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Strategic Income Trust

Performance Summary	May 31, 2018 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/18

Deutsche Strategic Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–0.84%	1.11%	3.82%	7.83%
Based on Market Price(a)	1.00%	2.73%	3.99%	8.62%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	–3.38%	–0.56%	4.34%	6.67%
BofA Merrill Lynch US High Yield Master II Constrained Index(c)	0.02%	2.29%	4.88%	7.78%
Morningstar Closed-End High Yield Bond Funds Category (Based on Net Asset Value)(d)	0.54%	3.56%	5.40%	7.72%

‡	Total returns shown for periods less than one year are not annualized.

(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2018 was 2.17% (1.35% excluding interest expense).

(b)	The JPMorgan Emerging Markets Bond Global Diversified Index is an unmanaged, unleveraged index that tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

(c)	The BofA Merrill Lynch US High Yield Master II Constrained Index tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(d)	Morningstar’s Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Deutsche Strategic Income Trust	|	3

Net Asset Value and Market Price

	As of 5/31/18	As of 11/30/17
Net Asset Value	$ 12.60	$ 12.98
Market Price	$ 12.27	$ 12.41
Premium (discount)	(2.62)%	(4.39)%

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/18:
Income Dividends	$ .26
May Income Dividend	$.0440
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/18†	4.19%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/18†	4.30%

†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Important Notice

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018. On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan”). Under the terms of the Plan, the “Cessation Date” for the Fund’s planned liquidation is expected to occur on or about November 9, 2018. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about November 16, 2018. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of the Fund’s shareholders.

4	|	Deutsche Strategic Income Trust

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/18	11/30/17
Corporate Bonds	75%	70%
Loan Participations and Assignments	19%	19%
Cash Equivalents	3%	7%
Government & Agency Obligations	2%	3%
Asset-Backed	1%	1%
Convertible Bonds	0%	0%
Common Stocks	0%	0%
Warrants	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	5/31/18	11/30/17
Consumer Discretionary	24%	24%
Materials	15%	15%
Energy	14%	12%
Telecommunication Services	9%	8%
Industrials	8%	9%
Utilities	8%	7%
Health Care	8%	6%
Information Technology	4%	4%
Consumer Staples	3%	5%
Financials	3%	4%
Real Estate	3%	2%
Emerging-Markets Sovereign Bonds	1%	3%
Asset-Backed	0%	1%
	100%	100%

Deutsche Strategic Income Trust	|	5

Quality (Excludes Cash Equivalents)	5/31/18	11/30/17
AA	0%	—
A	—	0%
BBB	21%	18%
BB	56%	57%
B	21%	23%
Below B	2%	1%
Not Rated	0%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	5/31/18	11/30/17
Effective Maturity	5.3 years	5.6 years
Effective Duration	3.4 years	3.8 years

Leverage (As a % of Total Assets)	5/31/18	11/30/17
	14%	27%

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Leverage results in additional risks and can magnify the effect of any gains or losses to greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7. A fact sheet is available on dws.com or upon request. Please see the Additional Information section on page 39 for contact information.

6	|	Deutsche Strategic Income Trust

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 87.0%
Consumer Discretionary 20.9%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024	140,000	132,650
144A, 4.625%, 1/15/2022	40,000	39,948
144A, 5.0%, 10/15/2025	143,000	135,492
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	400,000	365,000
Ally Financial, Inc.:
4.125%, 3/30/2020	590,000	592,218
5.75%, 11/20/2025	200,000	203,900
Altice France SA:
144A, 6.0%, 5/15/2022	290,000	288,912
144A, 7.375%, 5/1/2026	315,000	306,337
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	210,000	201,663
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	95,000	92,506
AMC Networks, Inc.:
4.75%, 8/1/2025	110,000	103,125
5.0%, 4/1/2024	265,000	256,401
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	85,000	83,938
6.25%, 3/15/2026	55,000	53,224
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	145,000	143,550
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	90,000	86,288
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025	105,000	96,600
Boyd Gaming Corp., 6.875%, 5/15/2023	50,000	52,500
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025	180,000	171,900
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024	200,000	181,400
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	235,000	217,375
144A, 5.125%, 5/1/2027	160,000	149,800
144A, 5.5%, 5/1/2026	385,000	371,640
144A, 5.875%, 4/1/2024	105,000	105,919
144A, 5.875%, 5/1/2027	155,000	152,384
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	364,000	362,224
144A, 7.5%, 4/1/2028	200,000	200,250
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020	20,000	19,850
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	310,000	296,825
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	32,000	32,880
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	205,000	203,206
144A, 6.5%, 6/1/2026	160,000	163,200

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	7

	Principal Amount ($)(a)	Value ($)
DISH DBS Corp., 5.875%, 7/15/2022	245,000	229,810
Eldorado Resorts, Inc., 6.0%, 4/1/2025	195,000	194,025
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020	310,000	311,643
GLP Capital LP:
5.25%, 6/1/2025	85,000	85,151
5.75%, 6/1/2028	45,000	45,169
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	60,000	59,700
Group 1 Automotive, Inc., 5.0%, 6/1/2022	150,000	150,375
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	110,000	107,388
HD Supply, Inc., 144A, 5.75%, 4/15/2024	55,000	57,681
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025	50,000	48,250
KFC Holding Co., 144A, 4.75%, 6/1/2027	80,000	75,200
Lennar Corp.:
4.125%, 1/15/2022	130,000	128,293
4.75%, 11/15/2022	150,000	149,265
144A, 5.0%, 6/15/2027	35,000	33,338
144A, 5.25%, 6/1/2026	119,000	116,620
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025	100,000	98,250
Mattel, Inc., 144A, 6.75%, 12/31/2025	85,000	82,794
MGM Resorts International, 6.625%, 12/15/2021	535,000	567,100
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	65,000	65,000
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	105,000	100,275
Penske Automotive Group, Inc., 5.5%, 5/15/2026	85,000	83,725
PulteGroup, Inc., 4.25%, 3/1/2021	320,000	320,800
Quebecor Media, Inc., 5.75%, 1/15/2023	80,000	81,400
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	25,000	24,938
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	50,000	50,235
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	260,000	250,913
144A, 5.0%, 8/1/2027	50,000	47,507
144A, 5.375%, 7/15/2026	150,000	145,312
Staples, Inc., 144A, 8.5%, 9/15/2025	100,000	92,750
Suburban Propane Partners LP, 5.75%, 3/1/2025	45,000	43,088
Tenneco, Inc., 5.0%, 7/15/2026	110,000	100,342
Toll Brothers Finance Corp., 4.875%, 11/15/2025	95,000	91,556
TRI Pointe Group, Inc., 4.875%, 7/1/2021	610,000	611,525
UPC Holding BV, 144A, 5.5%, 1/15/2028	200,000	183,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	305,000	292,800
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	265,000	247,775
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026	200,000	189,750
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	45,000	44,438

		11,470,286

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)	Value ($)
Consumer Staples 1.8%
Aramark Services, Inc.:
4.75%, 6/1/2026	305,000	295,088
5.125%, 1/15/2024	60,000	60,930
Chobani LLC, 144A, 7.5%, 4/15/2025	25,000	24,063
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	60,000	55,800
144A, 7.25%, 6/1/2021	205,000	207,306
Pilgrim’s Pride Corp.:
144A, 5.75%, 3/15/2025	40,000	38,600
144A, 5.875%, 9/30/2027	115,000	108,100
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	30,000	28,275
144A, 5.75%, 3/1/2027	75,000	72,539
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	130,000	110,500

		1,001,201

Energy 15.2%
Andeavor:
4.75%, 12/15/2023	50,000	52,227
5.125%, 12/15/2026	125,000	132,064
Antero Midstream Partners LP, 5.375%, 9/15/2024	70,000	68,600
Antero Resources Corp.:
5.375%, 11/1/2021	85,000	85,892
5.625%, 6/1/2023	60,000	60,900
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	65,000	66,152
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	40,000	40,500
8.25%, 7/15/2025	70,000	74,550
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	105,000	104,344
5.875%, 3/31/2025	105,000	109,594
7.0%, 6/30/2024	100,000	109,501
Chesapeake Energy Corp.:
4.875%, 4/15/2022	325,000	316,062
8.0%, 1/15/2025	300,000	298,125
8.0%, 6/15/2027	115,000	114,137
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	89,000	86,775
Continental Resources, Inc., 5.0%, 9/15/2022	580,000	588,797
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	80,000	78,600
6.25%, 4/1/2023	40,000	40,700
DCP Midstream Operating LP, 2.7%, 4/1/2019	200,000	199,000
Diamondback Energy, Inc., 4.75%, 11/1/2024	70,000	67,550

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	9

	Principal Amount ($)(a)	Value ($)
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	30,000	29,400
144A, 5.75%, 1/30/2028	30,000	29,475
Energy Transfer Equity LP, 7.5%, 10/15/2020	500,000	538,750
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024	50,000	52,375
Genesis Energy LP:
6.25%, 5/15/2026	185,000	173,900
6.5%, 10/1/2025	225,000	216,562
Gulfport Energy Corp.:
6.0%, 10/15/2024	35,000	32,900
6.375%, 5/15/2025	70,000	67,199
6.375%, 1/15/2026	115,000	109,825
6.625%, 5/1/2023	30,000	30,150
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026	110,000	110,550
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	110,000	109,725
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	110,000	109,725
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026	47,000	46,413
Laredo Petroleum, Inc., 6.25%, 3/15/2023	90,000	89,550
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	150,000	135,375
144A, 6.5%, 1/15/2025	149,000	149,326
Murphy Oil Corp., 5.75%, 8/15/2025	160,000	159,600
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	45,000	44,494
Nabors Industries, Inc., 5.5%, 1/15/2023	50,000	49,000
Newfield Exploration Co., 5.375%, 1/1/2026	25,000	25,719
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027	55,000	53,400
NuStar Logistics LP, 5.625%, 4/28/2027	157,000	149,542
Oasis Petroleum, Inc., 6.875%, 1/15/2023	10,000	10,150
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	35,000	33,950
144A, 5.375%, 1/15/2025	55,000	54,313
144A, 5.625%, 10/15/2027	95,000	93,812
PDC Energy, Inc., 6.125%, 9/15/2024	60,000	61,050
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	85,000	86,887
144A, 6.375%, 3/31/2025	110,000	114,125
Petrobras Global Finance BV, 6.125%, 1/17/2022	110,000	115,170
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	95,000	96,900
QEP Resources, Inc., 5.625%, 3/1/2026	75,000	71,625
Range Resources Corp.:
4.875%, 5/15/2025	165,000	155,100
5.0%, 8/15/2022	100,000	99,000
5.875%, 7/1/2022	65,000	65,488
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020	68,400	69,973

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)	Value ($)
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	260,000	272,608
5.625%, 4/15/2023	150,000	160,251
5.875%, 6/30/2026	155,000	168,098
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025	50,000	48,250
Southwestern Energy Co., 7.75%, 10/1/2027	80,000	83,600
Sunoco LP:
144A, 5.5%, 2/15/2026	65,000	61,506
144A, 5.875%, 3/15/2028	15,000	14,093
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	160,000	150,352
5.375%, 2/1/2027	170,000	164,687
144A, 5.875%, 4/15/2026	49,000	49,230
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	35,000	33,338
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026	104,000	107,120
Weatherford International Ltd.:
4.5%, 4/15/2022	105,000	95,681
7.75%, 6/15/2021	170,000	172,550
Whiting Petroleum Corp.:
5.75%, 3/15/2021	95,000	96,900
6.25%, 4/1/2023	70,000	71,400
144A, 6.625%, 1/15/2026	95,000	97,256
WildHorse Resource Development Corp.:
6.875%, 2/1/2025	35,000	35,744
144A, 6.875%, 2/1/2025	75,000	76,594
WPX Energy, Inc., 6.0%, 1/15/2022	30,000	31,500

		8,325,326

Financials 3.6%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	200,000	200,823
4.625%, 10/30/2020	670,000	686,713
Aircastle Ltd., 4.125%, 5/1/2024	155,000	150,931
CIT Group, Inc.:
3.875%, 2/19/2019	207,500	208,278
4.125%, 3/9/2021	35,000	34,956
5.0%, 8/15/2022	400,000	406,500
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022	250,000	253,378
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	45,000	43,607

		1,985,186

Health Care 6.1%
Avantor, Inc., 144A, 6.0%, 10/1/2024	35,000	34,825
Centene Escrow I Corp., 144A, 5.375%, 6/1/2026	30,000	30,321

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	11

	Principal Amount ($)(a)	Value ($)
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	20,000	20,075
DaVita, Inc.:
5.0%, 5/1/2025	80,000	75,824
5.125%, 7/15/2024	75,000	73,125
Endo Finance LLC, 144A, 5.375%, 1/15/2023	80,000	59,376
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018	45,000	45,404
HCA, Inc.:
4.5%, 2/15/2027	150,000	142,125
4.75%, 5/1/2023	300,000	301,875
5.25%, 6/15/2026	170,000	169,362
6.5%, 2/15/2020	340,000	355,300
LifePoint Health, Inc.:
5.375%, 5/1/2024	120,000	115,800
5.5%, 12/1/2021	105,000	105,394
5.875%, 12/1/2023	85,000	85,000
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023	50,000	41,313
Tenet Healthcare Corp.:
4.375%, 10/1/2021	590,000	584,100
144A, 5.125%, 5/1/2025	70,000	67,900
Valeant Pharmaceuticals International, Inc.:
144A, 5.5%, 11/1/2025	145,000	142,281
144A, 5.875%, 5/15/2023	105,000	99,225
144A, 6.125%, 4/15/2025	155,000	143,375
144A, 6.5%, 3/15/2022	70,000	72,744
144A, 7.0%, 3/15/2024	165,000	172,837
144A, 7.5%, 7/15/2021	385,000	392,219

		3,329,800

Industrials 7.3%
ADT Corp.:
3.5%, 7/15/2022	55,000	50,600
5.25%, 3/15/2020	90,000	91,575
6.25%, 10/15/2021	155,000	159,650
Air Lease Corp., 4.75%, 3/1/2020	1,110,000	1,138,422
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	130,000	130,162
144A, 6.0%, 10/15/2022	340,000	337,382
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025	75,000	76,688
Covanta Holding Corp.:
5.875%, 3/1/2024	85,000	83,512
5.875%, 7/1/2025	55,000	53,023

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)	Value ($)
DAE Funding LLC:
144A, 4.5%, 8/1/2022	7,000	6,685
144A, 5.0%, 8/1/2024	17,000	16,023
DR Horton, Inc., 4.0%, 2/15/2020	30,000	30,445
FTI Consulting, Inc., 6.0%, 11/15/2022	80,000	81,830
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	55,000	53,488
Huntington Ingalls Industries, Inc., 144A, 5.0%, 11/15/2025	60,000	62,327
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	198,000
Masonite International Corp., 144A, 5.625%, 3/15/2023	80,000	82,320
Moog, Inc., 144A, 5.25%, 12/1/2022	50,000	51,063
Novelis Corp.:
144A, 5.875%, 9/30/2026	85,000	83,308
144A, 6.25%, 8/15/2024	85,000	86,071
Oshkosh Corp.:
5.375%, 3/1/2022	60,000	61,613
5.375%, 3/1/2025	240,000	247,920
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	80,000	76,200
144A, 5.25%, 8/15/2022	175,000	172,594
144A, 5.5%, 2/15/2024	165,000	161,906
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	2,000	2,116
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	60,000	58,425
Standard Industries, Inc., 144A, 4.75%, 1/15/2028	130,000	119,275
Summit Materials LLC:
144A, 5.125%, 6/1/2025	20,000	18,800
6.125%, 7/15/2023	100,000	101,000
8.5%, 4/15/2022	45,000	48,375
Tennant Co., 5.625%, 5/1/2025	20,000	20,050
WESCO Distribution, Inc., 5.375%, 6/15/2024	80,000	80,000

		4,040,848

Information Technology 3.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	35,000	35,263
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	60,000	54,750
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	135,000	129,094
Dell International LLC:
144A, 4.42%, 6/15/2021	195,000	198,645
144A, 5.875%, 6/15/2021	65,000	66,731
EMC Corp., 1.875%, 6/1/2018	300,000	300,000
First Data Corp., 144A, 7.0%, 12/1/2023	100,000	104,770
Jabil, Inc., 5.625%, 12/15/2020	105,000	109,903
NCR Corp.:
5.875%, 12/15/2021	20,000	20,258
6.375%, 12/15/2023	50,000	51,425

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	13

	Principal Amount ($)(a)	Value ($)
Netflix, Inc.:
5.875%, 2/15/2025	150,000	154,327
144A, 5.875%, 11/15/2028	59,000	59,313
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	100,000	96,500
NXP BV, 144A, 4.125%, 6/1/2021	200,000	201,520
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	45,000	42,188
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	120,000	117,300
Western Digital Corp., 4.75%, 2/15/2026	150,000	147,562

		1,889,549

Materials 13.7%
AK Steel Corp.:
6.375%, 10/15/2025	65,000	60,613
7.0%, 3/15/2027	205,000	195,775
7.5%, 7/15/2023	300,000	315,375
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022	200,000	201,504
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	200,000	196,000
144A, 7.25%, 5/15/2024	200,000	208,750
Ball Corp., 4.375%, 12/15/2020	45,000	45,764
Berry Global, Inc., 5.5%, 5/15/2022	160,000	162,800
BWAY Holding Co., 144A, 5.5%, 4/15/2024	235,000	232,062
Cascades, Inc., 144A, 5.5%, 7/15/2022	55,000	54,863
Chemours Co.:
5.375%, 5/15/2027	145,000	141,013
6.625%, 5/15/2023	60,000	63,017
7.0%, 5/15/2025	25,000	26,813
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	50,000	45,000
Constellium NV:
144A, 5.875%, 2/15/2026	250,000	238,125
144A, 6.625%, 3/1/2025	250,000	249,062
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024	200,000	190,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	150,000	144,937
3.875%, 3/15/2023	100,000	96,126
5.4%, 11/14/2034	35,000	32,200
Greif, Inc., 7.75%, 8/1/2019	230,000	239,200
Hexion, Inc.:
6.625%, 4/15/2020	50,000	47,188
144A, 10.375%, 2/1/2022	25,000	24,531
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	120,000	123,900
144A, 7.625%, 1/15/2025	30,000	31,500
Huntsman International LLC, 5.125%, 11/15/2022	250,000	257,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024	80,000	82,200

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)	Value ($)
Mercer International, Inc., 6.5%, 2/1/2024	70,000	71,925
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	250,000	239,062
144A, 5.25%, 6/1/2027	165,000	156,337
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026	60,000	58,164
OCI NV, 144A, 6.625%, 4/15/2023	200,000	205,600
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	110,000	105,050
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025	256,000	246,400
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	175,000	171,937
5.75%, 10/15/2020	891,579	897,151
6.875%, 2/15/2021	71,040	71,751
144A, 7.0%, 7/15/2024	20,000	20,524
Teck Resources Ltd.:
3.75%, 2/1/2023	250,000	241,565
4.75%, 1/15/2022	500,000	505,155
144A, 8.5%, 6/1/2024	30,000	33,188
Tronox, Inc., 144A, 6.5%, 4/15/2026	106,000	104,543
United States Steel Corp.:
6.25%, 3/15/2026	31,000	30,719
6.875%, 8/15/2025	185,000	189,199
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022	420,000	424,200
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	30,000	30,900
144A, 5.625%, 10/1/2024	15,000	15,525

		7,524,713

Real Estate 3.4%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024	140,000	140,175
(REIT), 5.375%, 3/15/2027	167,000	167,835
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	70,000	72,013
(REIT), 5.375%, 4/1/2023	265,000	270,962
(REIT), 5.375%, 5/15/2027	210,000	210,850
(REIT), 5.875%, 1/15/2026	50,000	50,938
Howard Hughes Corp., 144A, 5.375%, 3/15/2025	130,000	125,612
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021	60,000	60,543
144A, (REIT), 5.25%, 3/15/2028	200,000	188,250
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	110,000	103,407
(REIT), 5.25%, 8/1/2026	20,000	19,400
(REIT), 6.375%, 3/1/2024	105,000	110,250
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	160,000	153,600

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	15

	Principal Amount ($)(a)	Value ($)
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	125,000	127,065
(REIT), 4.875%, 6/1/2026	50,000	49,863

		1,850,763

Telecommunication Services 8.6%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	40,000	40,500
Series T, 5.8%, 3/15/2022	150,000	148,162
Series S, 6.45%, 6/15/2021	165,000	168,927
Series W, 6.75%, 12/1/2023	185,000	184,537
Series Y, 7.5%, 4/1/2024	165,000	169,645
CommScope, Inc., 144A, 5.0%, 6/15/2021	95,000	95,475
Frontier Communications Corp.:
7.125%, 1/15/2023	235,000	172,431
10.5%, 9/15/2022	220,000	198,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	90,000	95,850
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	186,000	196,695
Level 3 Financing, Inc.:
5.375%, 8/15/2022	215,000	215,000
5.375%, 1/15/2024	60,000	58,500
6.125%, 1/15/2021	60,000	60,675
Sprint Capital Corp., 8.75%, 3/15/2032	80,000	86,100
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	85,000	88,846
7.0%, 8/15/2020	500,000	517,575
Sprint Corp.:
7.125%, 6/15/2024	440,000	443,300
7.25%, 9/15/2021	500,000	517,500
7.625%, 3/1/2026	65,000	66,788
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	181,000	188,023
6.375%, 3/1/2025	151,000	157,780
6.5%, 1/15/2026	5,000	5,219
Telesat Canada, 144A, 8.875%, 11/15/2024	80,000	87,000
ViaSat, Inc., 144A, 5.625%, 9/15/2025	40,000	37,500
Zayo Group LLC:
144A, 5.75%, 1/15/2027	390,000	377,325
6.0%, 4/1/2023	205,000	207,819
6.375%, 5/15/2025	139,000	140,911

		4,726,083

Utilities 3.0%
AmeriGas Partners LP:
5.5%, 5/20/2025	160,000	155,304
5.75%, 5/20/2027	145,000	136,663

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)		Value ($)
Calpine Corp.:
144A, 5.25%, 6/1/2026		75,000	70,875
5.75%, 1/15/2025		55,000	50,050
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	70,000
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		170,000	167,875
6.25%, 7/15/2022		500,000	515,000
7.25%, 5/15/2026		160,000	171,600
Vistra Energy Corp.:
7.375%, 11/1/2022		100,000	105,040
7.625%, 11/1/2024		140,000	150,325
144A, 8.125%, 1/30/2026		65,000	71,256

			1,663,988
Total Corporate Bonds (Cost $48,238,448)			47,807,743

Asset-Backed 0.7%
Miscellaneous
Apidos CLO XXI, “C”, Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 5.905%**, 7/18/2027 (Cost $368,025)		375,000	375,329

Government & Agency Obligations 1.9%
Other Government Related (b) 0.4%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		200,000	217,000

Sovereign Bonds 1.5%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	241,600
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	149
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	45,165
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	200,505
144A, 5.75%, 1/18/2022		365,000	363,446

			850,865
Total Government & Agency Obligations (Cost $1,081,021)			1,067,865

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	17

	Principal Amount ($)(a)	Value ($)
Loan Participations and Assignments 21.7%
Senior Loans***
Consumer Discretionary 5.8%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 4.23%, 2/16/2024	421,861	422,125
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 4.23%, 7/28/2025	403,245	402,287
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD-LIBOR + 1.750%, 3.71%, 10/25/2023	753,896	758,178
Quebecor Media, Inc., Term Loan B1, 3-month USD-LIBOR + 2.250%, 4.593%, 8/17/2020	916,812	919,104
Visteon Corp.:
Term Loan, 3-month USD-LIBOR + 2.000%, 3.918%, 3/24/2024	400,000	401,814
Term Loan, 3-month USD-LIBOR + 2.000%, 4.355%, 3/24/2024	300,000	301,360

		3,204,868
Consumer Staples 1.6%
Albertson’s LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 5.319%, 6/22/2023	327,067	323,906
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD-LIBOR + 1.750%, 3.659%, 2/2/2024	572,569	576,305

		900,211
Energy 0.0%
MEG Energy Corp., Term Loan B, 3-month USD-LIBOR + 3.500%, 5.81%, 12/31/2023	7,638	7,682
Health Care 2.6%
Community Health Systems, Inc.:
Term Loan G, 3-month USD-LIBOR + 3.000%, 5.307%, 12/31/2019	50,637	50,450
Term Loan H, 3-month USD-LIBOR + 3.250%, 5.557%, 1/27/2021	88,194	86,039
DaVita, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.73%, 6/24/2021	1,093,400	1,104,607
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 5.42%, 4/1/2022	169,275	169,794

		1,410,890
Industrials 1.7%
Sabre GLBL Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 3.98%, 2/22/2024	487,736	488,345
TransDigm, Inc.:
Term Loan F, 3-month USD-LIBOR + 2.750%, 4.73%, 6/9/2023	303,632	303,387
Term Loan F, 3-month USD-LIBOR + 2.750%, 5.052%, 6/9/2023	159,008	158,879

		950,611

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Strategic Income Trust

	Principal Amount ($)(a)	Value ($)
Information Technology 1.1%
First Data Corp., Term Loan, 1-month USD-LIBOR + 2.000%, 3.965%, 4/26/2024	570,718	571,074
Materials 2.4%
Berry Global, Inc.:
Term Loan O, 1-month USD-LIBOR + 2.000%, 3.929%, 2/8/2020	429,646	431,038
Term Loan P, 1-month USD-LIBOR + 2.000%, 3.929%, 1/6/2021	304,001	305,094
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.98%, 6/7/2023	391,971	393,931
PolyOne Corp., Term Loan B4, 1-month USD-LIBOR + 1.750%, 3.679%, 11/11/2022	161,288	162,120

		1,292,183
Telecommunication Services 1.2%
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.211%, 2/22/2024	665,000	666,480
Utilities 5.3%
Calpine Corp., Term Loan B5, 3-month USD-LIBOR + 2.500%, 4.81%, 1/15/2024	1,803,987	1,807,370
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 1.750%, 4.052%, 6/30/2023	1,091,623	1,092,589

		2,899,959
Total Loan Participations and Assignments (Cost $11,873,440)		11,903,958

Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025 ** (c) (Cost $125,791)	125,290	154,608

	Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	36	712

Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)	29,198	6,569
Total Common Stocks (Cost $24,347)		7,281

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	19

	Shares	Value ($)
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $20,980)	95	3,441

Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 1.78% (d) (Cost $2,015,607)	2,015,607	2,015,607

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,747,659)	115.3	63,335,832
Notes Payable	(16.4)	(9,000,000)
Other Assets and Liabilities, Net	1.1	581,454

Net Assets	100.0	54,917,286

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
DWS Central Cash Management Government Fund, 1.78% (d)
5,138,031	33,377,114	36,499,538	—	—	34,508	—	2,015,607	2,015,607

*	Non-income producing security.

**	Variable or floating rate security. These securities are shown at their current rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of May 31, 2018.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Strategic Income Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

Currency Abbreviations
ARS Argentine Peso	HUF Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$47,807,743	$—	$47,807,743
Asset-Backed	—	375,329	—	375,329
Government & Agency Obligations	—	1,067,865	—	1,067,865
Loan Participations and Assignments	—	11,903,958	—	11,903,958
Convertible Bond	—	—	154,608	154,608
Common Stocks	712	—	6,569	7,281
Warrant	—	—	3,441	3,441
Short-Term Investments (e)	2,015,607	—	—	2,015,607
Total	$2,016,319	$61,154,895	$164,618	$63,335,832

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	21

Statement of Assets and Liabilities

as of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $61,732,052)	$61,320,225
Investment in DWS Central Cash Management Government Fund (cost $2,015,607)	2,015,607
Cash	8,642
Foreign currency, at value (cost $19,479)	19,334
Interest receivable	793,552
Foreign taxes recoverable	317
Other assets	1,608
Total assets	64,159,285

Liabilities
Notes payable	9,000,000
Interest on notes payable	114,262
Accrued management fee	39,018
Accrued Trustees’ fees	4,634
Other accrued expenses and payables	84,085
Total liabilities	9,241,999
Net assets, at value	$54,917,286

Net Assets Consist of
Undistributed net investment income	436,193
Net unrealized appreciation (depreciation) on:
Investments	(411,827)
Foreign currency	(281)
Accumulated net realized gain (loss)	(4,327,738)
Paid-in capital	59,220,939
Net assets, at value	$54,917,286

Net Asset Value
Net Asset Value, per share ($54,917,286 ÷ 4,358,304 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.60

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Strategic Income Trust

Statement of Operations

for the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Interest	$1,782,022
Dividends	22
Income distributions — DWS Central Cash Management Government Fund	34,508
Total income	1,816,552
Expenses:
Management fee	236,293
Services to shareholders	1,638
Custodian fee	16,610
Professional fees	48,818
Reports to shareholders	25,806
Trustees’ fees and expenses	4,942
Interest expense	229,185
Stock Exchange listing fees	11,830
Other	28,142
Total expenses	603,264
Net investment income	1,213,288

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	189,975
Foreign currency	(120)
189,855
Change in net unrealized appreciation (depreciation):
Investments	(1,907,230)
Foreign currency	(279)
(1,907,509)
Net gain (loss)	(1,717,654)
Net increase (decrease) in net assets resulting from operations	$(504,366)

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	23

Statement of Cash Flows

for the six months ended May 31, 2018 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(504,366)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(7,475,833)
Net purchases, sales and maturities of short-term investments	3,122,424
Net amortization of premium/(accretion of discount)	16,275
Proceeds from sales and maturities of short-term investments	16,670,177
(Increase) decrease in interest receivable	56,823
(Increase) decrease in other assets	1,652
(Increase) decrease in receivable for investments sold	64,668
(Increase) decrease in receivable for investments sold—when issued	96,098
Increase (decrease) in interest on notes payable	54,572
Increase (decrease) in payable for investments purchased—when issued securities	(584,270)
Increase (decrease) in other accrued expenses and payables	(96,365)
Change in unrealized (appreciation) depreciation on investments	1,907,230
Net realized (gain) loss from investments	(189,975)
Cash provided (used) by operating activities	13,139,110

Cash Flows from Financing Activities
Net increase (decrease) in notes payable	(12,000,000)
Distributions paid (net of reinvestment of distributions)	(1,150,592)
Cash provided (used) by financing activities	(13,150,592)
Increase (decrease) in cash	(11,482)
Cash at beginning of period (including foreign currency)	39,458
Cash at end of period (including foreign currency)	$27,976

Supplemental disclosure
Interest paid on notes	$(174,613)

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche Strategic Income Trust

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net investment income	$1,213,288	$2,405,598
Net realized gain (loss)	189,855	548,096
Change in net unrealized appreciation (depreciation)	(1,907,509)	833,270
Net increase (decrease) in net assets resulting from operations	(504,366)	3,786,964
Distributions to shareholders from:
Net investment income	(1,150,592)	(2,144,286)
Total distributions	(1,150,592)	(2,144,286)
Increase (decrease) in net assets	(1,654,958)	1,642,678
Net assets at beginning of period	56,572,244	54,929,566
Net assets at end of period (including undistributed net investment income of $436,193 and $373,497, respectively)	$54,917,286	$56,572,244

Other Information
Shares outstanding at beginning of period	4,358,304	4,358,304
Shares outstanding at end of period	4,358,304	4,358,304

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic Income Trust	|	25

Financial Highlights

	Six Months Ended 5/31/18		Years Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.98		$12.60	$12.37	$13.71	$14.00	$14.32
Income (loss) from investment operations:
Net investment income[a]	.28		.55	.62	.69	.83	.92
Net realized and unrealized gain (loss)	(.40)		.32	.24	(1.11)	(.23)	(.14)
Total from investment operations	(.12)		.87	.86	(.42)	.60	.78
Less distributions from:
Net investment income	(.26)		(.49)	(.64)	(.74)	(.96)	(1.10)
Net realized gains	—		—	—	(.16)	—	—
Return of capital	—		—	(.01)	(.05)	—	—
Total distributions	(.26)		(.49)	(.65)	(.95)	(.96)	(1.10)
NAV accretion resulting from repurchases of shares at a discount to NAV[a]	—		—	.02	.03	.07	—
Net asset value, end of period	$12.60		$12.98	$12.60	$12.37	$13.71	$14.00
Market price, end of period	$12.27		$12.41	$11.72	$10.29	$12.01	$13.07

Total Return
Based on net asset value (%)[b]	(.84	)**	7.19	7.82	(1.95)	5.58	5.78
Based on market price (%)[b]	1.00	**	10.18	20.56	(6.89)	(.93)	(.83)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55		57	55	55	61	66
Ratio of expenses (including interest expense) (%)	2.17	*	2.51	2.24	1.80	1.83	1.85
Ratio of expenses (excluding interest expense) (%)	1.35	*	1.69	1.59	1.37	1.35	1.33
Ratio of net investment income (%)	4.36	*	4.27	5.01	5.33	5.88	6.50
Portfolio turnover rate (%)	11		43	37	48	70	72
Total debt outstanding, end of period ($ thousands)	9,000		21,000	20,500	20,100	26,500	28,000
Asset coverage per $1,000 of debt[c]	7,102		3,694	3,679	3,718	3,318	3,348

[a]	Based on average shares outstanding during the period.

[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

*	Annualized ** Not annualized

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche Strategic Income Trust

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018. On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan”) Under the terms of the Plan, the Fund will make a final liquidating distribution to shareholders on or about November 16, 2018.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and asked quotations or evaluated prices, as

Deutsche Strategic Income Trust	|	27

applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

28	|	Deutsche Strategic Income Trust

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans (“Loans”) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral

Deutsche Strategic Income Trust	|	29

supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency positions at the Fund’s custodian bank at May 31, 2018.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At November 30, 2017, the Fund had $4,251,000 of tax basis capital loss carryforwards, which may be applied against realized net taxable capital gains indefinitely or until the liquidation of the Fund, including short-term losses ($1,115,000) and long-term losses ($3,136,000).

At November 30, 2017, the aggregate cost of investments for federal income tax purposes was $76,157,480. The net unrealized appreciation for all investments based on tax cost was $1,228,650. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $1,798,651 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $570,001.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

30	|	Deutsche Strategic Income Trust

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $7,475,833 and $16,670,177, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating

Deutsche Strategic Income Trust	|	31

to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DSC aggregated $522, of which $326 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,672, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. DWS Central Cash Management Government Fund seeks maximum current income to the extent consistent with stability of principal.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in

32	|	Deutsche Strategic Income Trust

market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $27,000,000 and with a maturity date of the earliest of December 19, 2018 or 30 days prior to the liquidation date of the Fund, pursuant to a plan of liquidation and dissolution of the Fund to be approved by the Fund’s Board of Directors, and agreed upon with the lenders. The borrowing rate under the line of credit is at the applicable LIBOR rate plus 0.95%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with “interest expense” in the Statement of Operations. At May 31, 2018, the Fund had a notes payable outstanding of $9,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2018 was approximately $16,577,000, with a weighted average annual borrowing cost of 2.77%. The borrowings were valued at cost, which approximates fair value.

On June 28, 2018, in anticipation of the Fund’s pending liquidation, the Fund eliminated its financial leverage facility by paying back its bank line of credit and terminating its leverage agreement.

Leverage involves risks and special considerations for the Fund’s stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s shares than a comparable portfolio without leverage; the risk that fluctuations in interest

Deutsche Strategic Income Trust	|	33

rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s shares.

Changes in the value of the Fund’s portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund’s leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. There were no shares repurchased during the six months ended May 31, 2018 and the year ended November 30, 2017.

On September 20, 2017, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2017 until November 30, 2018, when the Fund’s shares trade at a discount to Net Asset Value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

34	|	Deutsche Strategic Income Trust

Liquidation and Dissolution of the Fund

On July 13, 2016, the Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than December 31, 2018.

On July 11, 2018, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan”) related to the previously approved liquidation of the Fund to occur on or before December 31, 2018. Under the terms of the Plan, the “Cessation Date” for the Fund’s planned liquidation is expected to occur on or about November 9, 2018. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to shareholders on or about November 16, 2018. All Fund shareholders as of the close of business on the Cessation Date will be entitled to receive a liquidating distribution. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of the Fund’s shareholders.

On June 28, 2018, the Fund eliminated its financial leverage by paying back its bank line of credit and terminating its leverage agreement. In addition, prior to the Cessation Date and subject to portfolio management’s discretion, the Fund intends to begin the process of converting its portfolio securities to more liquid investments, including cash or cash equivalents. As the Fund begins to transition its portfolio to more liquid investments, its net investment income may decline, which, in turn, may reduce its remaining regular monthly dividends. The Fund’s last anticipated regular monthly dividend will be for the month of October. The Fund does not expect to pay its regular November monthly dividend. Any net investment income earned in November would consequently be included as part of the Fund’s final liquidating distribution to shareholders.

Deutsche Strategic Income Trust	|	35

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant”). DST Systems, Inc. (the “Plan Agent”) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent”) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the “Account”) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions”) paid on shares of the Fund (the “Shares”) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares

36	|	Deutsche Strategic Income Trust

may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Strategic Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DWS Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

Deutsche Strategic Income Trust	|	37

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

38	|	Deutsche Strategic Income Trust

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds One International Place, 12th Floor Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche Strategic Income Trust	|	39

Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings as of the month-end are posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com.
Investment Management

DWS Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KST
CUSIP Number	25160F 109

40	|	Deutsche Strategic Income Trust

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche Strategic Income Trust	|	41

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

42	|	Deutsche Strategic Income Trust

DSIT-3

(R-027925-7 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	—	$ —	n/a	n/a
January 1 through January 31	—	$ —	n/a	n/a
February 1 through February 28	—	$ —	n/a	n/a
March 1 through March 31	—	$ —	n/a	n/a
April 1 through April 30	—	$ —	n/a	n/a
May 1 through May 31	—	$ —	n/a	n/a
Total	—	$ —	n/a

The Fund may from time to time repurchase shares in the open market.

On September 20, 2017, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2017 until November 30, 2018, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018